Earnings (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings (loss) per common share:
Net income (loss)	$ 179,635	$ 60,538	$ (2,709)
Net income (loss) available for common shareholders	$ 176,927	$ 57,142	$ (8,138)
Weighted average number of common shares - basic	130,136,228	85,882,685	83,591,030
Dilutive effect of stock-based compensation	581,481	364,452
Weighted average number of common shares - diluted	130,717,709	86,247,137	83,591,030
Basic	$ 1.36	$ 0.67	$ (0.10)
Diluted	$ 1.35	$ 0.66	$ (0.10)
Entities under Common Control [Member]
Earnings (loss) per common share:
Net income (loss)	$ 2,708	$ 3,396	$ 5,429